Deferred consideration and contingent payments	12 Months Ended
Dec. 31, 2023
Deferred consideration and contingent payments
Deferred consideration and contingent payments
16.	Deferred consideration and contingent payments

In connection with the Tintic Transaction described in Note 10, the purchase price included the issuance of deferred consideration and contingent payments. The movement of the deferred consideration and contingent payments is as follows:

	2023	2022
	($)	($)
Balance – Beginning of year	16,638	—
Additions	—	15,109
Interest capitalized	922	577
Repayment	(334)	—
Settlement in shares	(2,986)	—
Foreign exchange	(388)	952
Balance – End of year	13,852	16,638

Current portion of deferred consideration and contingent payments	3,307	3,386
Non-current portion of deferred consideration and contingent payments	10,545	13,252
	13,852	16,638